Asset Impairments and Write Offs (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Impairment Of Assets [Line Items]
Asset impairment and write off	$ 14.0	$ 215.3		$ 41.6
Life of mine years	72 years	73 years
Property, Plant and Equipment
Impairment Of Assets [Line Items]
Asset impairment and write off	12.7	122.3		14.5
Yanfolila
Impairment Of Assets [Line Items]
Percentage of sale interest project	85.00%
Equity acquisition, amount	21.1
Yanfolila | Property, Plant and Equipment
Impairment Of Assets [Line Items]
Asset impairment and write off		29.7	[1]
Damang - asset group
Impairment Of Assets [Line Items]
Life of mine years		6 years
Damang - asset group | Property, Plant and Equipment
Impairment Of Assets [Line Items]
Asset impairment and write off		53.0	[2]
Real discount rate		8.00%
Long-term gold price per ounce		1,300
Resource valuation per ounce		26
Non-refundable option payment to Bezant | Other
Impairment Of Assets [Line Items]
Asset impairment and write off	$ 9.5
Option expiration date	Jan. 31, 2014

[1]	Following the Group's decision during fiscal 2013 to dispose of non-core projects, Yanfolila was classified as held for sale and, accordingly, valued at the lower of fair value less cost to sell or carrying value which resulted in an impairment of US$29.7 million during fiscal 2013. During fiscal 2014, Gold Fields sold its 85% interest in the Yanfolila project for $21.1 million (refer note 3(c )).
[2]	As the undiscounted cash flows for Damang were less than its carrying value in fiscal 2013, the fair value of Damang was calculated using a combination of the market (comparable resource transactions) and the income (present value techniques) methods. The impairment was mainly due to the decrease in the gold price which impacted the life of mine plan. The key assumptions used in the calculation were as follows: - Real discount rate - 8% - Gold price per ounce - $1,300 - Resource valuation per ounce - $26 - 2013 life of mine years - 6 The fair value calculation was very sensitive to the gold price assumption and an increase or decrease in the gold price could materially change the fair value.